Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 23, 2022
Entity Registrant Name	dei_EntityRegistrantName	HENNESSY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000891944
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2023
Prospectus Date	rr_ProspectusDate	Dec. 23, 2022
Hennessy Stance ESG Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•	The first paragraph under “Principal Investment Strategies” in the Prospectus is hereby amended and restated in its entirety as follows: “The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in exchange-traded equity securities of U.S. large-capitalization issuers that meet environmental, social, and governance (“ESG”) standards, as determined by the Portfolio Managers. The Fund considers companies within the Russell 1000® Index and S&P 500® Index to be large-capitalization issuers. The Fund also invests in exchange-traded equity securities of U.S. small- and medium-capitalization issuers that meet ESG standards, as determined by the Portfolio Managers.”
•	The first and second sentence under the second paragraph under “Principal Investment Strategies” in the Prospectus are hereby amended and restated in their entirety as follows: “In identifying investments for the Fund, the Portfolio Managers utilize three independent processes. First, the Portfolio Managers apply a rules-based ESG methodology that seeks to identify the top 50% from each industry and sub-industry in the universe of large-capitalization companies, medium-capitalization companies, or small-capitalization companies, as applicable.”

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	The following risk factor is hereby added to the Prospectus: “Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.”
•	The paragraph under “Additional Investment Information - Principal Investment Strategy” in the Prospectus is hereby amended and restated in its entirety as follows: “The Fund is an actively managed ETF that invests primarily in exchange-traded equity securities of U.S. large-capitalization issuers that meet ESG standards, as determined by the Portfolio Managers. The Fund also invests in exchange-traded equity securities of U.S. small- and medium-capitalization issuers that meet ESG standards, as determined by the Portfolio Managers. Please see the full description of the Fund’s principal investment strategy under “Summary Information – Principal Investment Strategy.”